LONG-TERM DEBT, EXCLUDING CURRENT MATURITIES (Tables)	12 Months Ended
Dec. 31, 2023
Long-term Debt, Excluding Current Maturities [Abstract]
Schedule of Long-Term Debt
	Annual interest
	rate at
	December 31	December 31,
	2022	2023	2022
Linkage terms:
NIS	6.25% - 6.5%	-	3,470
Euro		-	-
		-	3,470
Less - current maturities		-	(702)

		-	2,768